Mainland China Contribution Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2018
Compensation and Retirement Disclosure [Abstract]
Contributions for employee benefits	$ 217,127	$ 178,057	$ 129,334